Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
NET INCOME (LOSS)	$ (8,177)	$ (6,189)	$ 10,295
Loss from discontinued operations, net of income taxes			(10,423)
Income (loss) from continuing operations	(8,177)	(6,189)	20,718
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Depreciation and amortization	63,023	64,585	50,129
Equity in (earnings) loss of joint ventures	(4,494)	771	(2,895)
Cash distributions from joint ventures	5,129	8,384	19,955
Deferred income taxes	(6,109)	(2,689)	(14,504)
(Gain) loss on dispositions of property and equipment	6,175	(855)	732
Impairment of goodwill	0	2,750
Gain on adjustment of contingent consideration	(8,940)	(8,444)	(1,086)
Amortization of deferred financing fees	2,922	2,766	1,453
Gain on bargain purchase acquisition			(2,197)
Unrealized foreign currency (gain) loss	477	(1,054)	593
Unrealized net (gain) loss from mark-to-market valuations of derivatives	(6,135)	1,359	3,029
Share-based compensation expense	2,455	4,040	2,694
Excess income tax benefit from share-based compensation	133	57	(206)
Changes in assets and liabilities:
Accounts receivable	41,274	(20,190)	11,012
Contract revenues in excess of billings	(13,554)	48	(5,677)
Inventories	(6,239)	(6,612)	120
Prepaid expenses and other current assets	(5,310)	(9,730)	1,780
Accounts payable and accrued expenses	(17,762)	306	(14,113)
Billings in excess of contract revenues	(2,002)	2,325	(2,624)
Other noncurrent assets and liabilities	(4,196)	(2,506)	(1,759)
Net cash flows provided by operating activities of continuing operations	38,670	29,122	67,154
Net cash flows used in operating activities of discontinued operations			(18,352)
Cash provided by operating activities	38,670	29,122	48,802
INVESTING ACTIVITIES:
Purchases of property and equipment	(83,798)	(74,455)	(91,910)
Proceeds from dispositions of property and equipment	18,257	1,322	68
Changes in restricted cash	(7,035)
Payments on vendor performance obligations (Note 13)			(3,100)
Payments for acquisitions of businesses, net of cash acquired			(27,048)
Net cash flows used in investing activities of continuing operations	(72,576)	(73,133)	(121,990)
Net cash flows provided by investing activities of discontinued operations			5,275
Cash used in investing activities	(72,576)	(73,133)	(116,715)
FINANCING ACTIVITIES:
Proceeds from term loan facility		2,640	47,360
Repayments of term loan facility	(44,582)	(5,000)	(417)
Proceeds from issuance of 7 3/8% senior notes			24,880
Deferred financing fees	(6,817)	(111)	(2,532)
Repayment of long term note payable	(1,079)	(443)
Taxes paid on settlement of vested share awards	(171)	(267)	(497)
Purchase of noncontrolling interest			(205)
Proceeds from equipment debt		410
Repayments of equipment debt	(1,424)	(1,201)	(235)
Exercise of stock options and purchases from employee stock plans	905	1,365	1,568
Excess income tax benefit from share-based compensation	(133)	(57)	206
Purchase of treasury stock		(1,433)
Borrowings under revolving loans	288,611	179,500	236,500
Repayments of revolving loans	(204,500)	(159,500)	(271,500)
Cash provided by financing activities	30,810	15,903	35,128
Effect of foreign currency exchange rates on cash and cash equivalents	79	(97)	(164)
Net decrease in cash and cash equivalents	(3,017)	(28,205)	(32,949)
Cash and cash equivalents at beginning of period	14,184	42,389	75,338
Cash and cash equivalents at end of period	11,167	14,184	42,389
Supplemental Cash Flow Information
Cash paid for interest	26,563	25,391	18,901
Cash paid (refunded) for income taxes	200	586	(10,544)
Non-cash Investing and Financing Activities
Property and equipment purchased but not yet paid	$ 8,795	7,380	10,316
Property and equipment purchased on capital leases and equipment notes		2,190	3,665
Property & equipment purchased on notes payable		$ 15,569
Magnus [Member]
Non-cash Investing and Financing Activities
Purchase price of Magnus assets comprised of promissory notes and other liabilities			$ 16,210